Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of share-based compensation recognized in operating expenses

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment	2,154	585	195
Sales and marketing	8,204	5,935	4,682
Research and development	10,134	3,883	3,070
General and administrative	162,857	21,496	9,446
Total share-based compensation expenses	183,349	31,899	17,393

Schedule of changes in share options relating to ordinary shares granted

		Weighted-average	Weighted-average
	Options granted	exercise	grant date fair
	share number	price (US$)	value (US$)
Outstanding as of January 1, 2021	189,927,968	0.0205	0.1136
Granted	18,200,000	0.1079	0.1177
Cancelled/Forfeited	(9,163,845)	0.0993	0.1201
Outstanding as of December 31, 2021	198,964,123	0.0227	0.1137
Granted	56,222,658	0.0861	0.1417
Cancelled/Forfeited	(72,438,216)	0.0520	0.1080
Outstanding as of December 31, 2022	182,748,565	0.0306	0.1245
Granted	80,907,443	0.1306	0.3169
Cancelled/Forfeited	(14,700,489)	0.0579	0.1580
Outstanding as of December 31, 2023	248,955,519	0.0615	0.1851

Schedule of information regarding share options outstanding

	As of December 31, 2022
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	182,748,565	0.03	7.91	47,615
Exercisable	120,164,340	0.01	7.32	34,611
Expected to vest	62,584,225	0.08	9.04	13,398

	As of December 31, 2023
			Weighted-average
			remaining
		Weighted-average	exercise
	Options	exercise price	contractual	Aggregate
	number	per option	life (years)	intrinsic value
		US$		US$ in thousands
Options outstanding	248,955,519	0.06	7.80	100,501
Exercisable	133,762,513	0.02	6.49	60,138
Expected to vest	115,193,006	0.12	9.32	40,363

Schedule of assumptions used to value the fair value of each option granted

	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Exercise price	RMB0.70	RMB0.00 – 1.80	RMB0.00-1.80
	(USD$0.11)	(USD$0.00 – 0.26)	(USD$0.00-0.25)
Fair value of the ordinary shares on the	RMB1.31	RMB1.35 – 1.40	RMB2.04-3.10
date of option grant	(USD$0.20)	(USD$0.19 – 0.21)	(USD$0.30-0.43)
Risk-free interest rate	3.09%	2.70% – 2.88%	2.64%-3.84%
Contractual life	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)	16%	16%	16%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	—	—	—
Expected volatility	32.00%	29.77% – 30.16%	30.09% – 30.41%

(i)Risk-free interest rate is based on the yields of China Government Bonds with maturities similar to the expected life of the share options in effect at the time of grant.

20.  Share-based compensation (continued)

Share options with employee termination compensation (continued)

(ii)Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
(iii)The exercise multiples were estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behaviour of the grantees.
(iv)Expected volatility is assumed based on the historical volatility of the Group and the Group’s comparable companies in the period equal to the expected life of each grant.